THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account JL-A

Alpha and Alpha Flex Variable Annuity

Supplement Dated April 30, 2008

to Prospectus Dated

May 1, 1998

(As supplemented to date)

On April 30, 2008, certain sub-accounts available to you have changed their names as reflected in the table below:

Current Sub-Account Name	New Sub-Account Name

LVIP S&P 500 (1) Index	LVIP SSgA S&P 500 (1) Index

Alger American Small Capitalization	Alger Small Cap Growth

The Lincoln National Life Insurance Company

One Granite Place

Concord, NH 03301

(800) 258-3648 x 7719

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

(1)  “Standard & Poor’s(R)”, “S&P 500(R)”, “Standard & Poor’s 500”, and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of purchasing the product.  (Please see the Statement of Additional Information which sets forth additional disclaimers and limitations of liability on behalf of S&P.)